Matthews Emerging Markets Sustainable Future FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.5%
	Shares	Value
Taiwan: 21.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,000	$24,753,177
Elite Material Co., Ltd.	140,000	11,948,503
Delta Electronics, Inc.	113,000	5,095,212
AURAS Technology Co., Ltd.	141,000	4,058,088
Poya International Co., Ltd.	246,797	3,833,225
M31 Technology Corp.	206,006	3,165,096
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,897	1,992,891
Andes Technology Corp.[b]	353,000	1,965,548
Total Taiwan		56,811,740

South Korea: 18.3%
Samsung Electronics Co., Ltd.	144,792	17,108,770
SK Square Co., Ltd.[b]	32,911	10,947,170
Eugene Technology Co., Ltd.	125,279	9,629,892
HD Hyundai Electric Co., Ltd.	14,404	8,246,295
Samsung SDI Co., Ltd.[b]	5,847	1,636,734
Total South Korea		47,568,861

China/Hong Kong: 17.4%
Contemporary Amperex Technology Co., Ltd. A Shares	113,800	6,753,187
Alibaba Group Holding, Ltd.	345,900	5,421,806
Lam Research Corp.	24,519	5,238,730
JD Health International, Inc.[b,c,d]	774,300	4,726,242
Legend Biotech Corp. ADR[b]	259,551	4,695,278
Wuxi Biologics Cayman, Inc.[b,c,d]	673,000	2,894,232
NARI Technology Co., Ltd. A Shares	712,920	2,711,461
Meituan Class Bb,c,d	232,800	2,540,372
Advanced Micro-Fabrication Equipment, Inc. China A Shares	47,477	2,152,237
Full Truck Alliance Co., Ltd. ADR	214,495	1,780,308
Flat Glass Group Co., Ltd. H Shares[b]	1,495,000	1,643,562
BYD Co., Ltd. H Shares	109,600	1,498,379
Silergy Corp.	125,000	1,139,208
Medlive Technology Co., Ltd.[c,d]	958,000	1,036,045
Hong Kong Exchanges & Clearing, Ltd.	18,800	948,422
Total China/Hong Kong		45,179,469

India: 17.4%
Bandhan Bank, Ltd.[c,d]	7,587,570	11,411,326
Marico, Ltd.	823,047	6,424,497
Indus Towers, Ltd.[b]	1,354,464	6,029,991
Swiggy, Ltd.[b]	1,511,012	4,192,839
Shriram Finance, Ltd.	424,744	3,951,744
Phoenix Mills, Ltd.	211,407	3,388,362
Mahindra & Mahindra, Ltd.	77,726	2,437,998
HDFC Asset Management Co., Ltd.[c,d]	95,982	2,242,882
Inox Wind, Ltd.[b]	2,379,467	1,914,659
UNO Minda, Ltd.	129,707	1,420,720
Lenskart Solutions, Ltd.[b]	202,177	1,079,609
NTPC Green Energy, Ltd.[b]	616,099	599,673
Total India		45,094,300

Brazil: 4.9%
B3 SA - Brasil Bolsa Balcao	1,332,900	4,734,763
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	88,013	2,688,736

	Shares	Value
YDUQS Participacoes SA	1,144,000	$2,674,564
NU Holdings, Ltd. Class Ab	185,271	2,662,344
Total Brazil		12,760,407

Poland: 3.4%
InPost SAb	502,168	8,890,366
Total Poland		8,890,366

United States: 3.3%
Micron Technology, Inc.	25,537	8,627,420
Total United States		8,627,420

Turkey: 2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,123,865	4,952,774
Akbank TAS	1,763,447	2,632,063
Total Turkey		7,584,837

Greece: 1.9%
Piraeus Bank SA	606,664	4,984,356
Total Greece		4,984,356

Romania: 1.9%
Banca Transilvania SA	601,223	4,894,198
Total Romania		4,894,198

Argentina: 1.1%
Grupo Financiero Galicia SA ADR	63,407	2,961,741
Total Argentina		2,961,741

Vietnam: 1.0%
Nam Long Investment Corp.	2,314,401	2,576,380
Total Vietnam		2,576,380

Saudi Arabia: 0.9%
Saudi Tadawul Group Holding Co.	61,914	2,292,618
Total Saudi Arabia		2,292,618

Indonesia: 0.5%
PT Bank Rakyat Indonesia Persero Tbk	7,062,100	1,411,156
Total Indonesia		1,411,156

Bangladesh: 0.4%
BRAC Bank PLC	1,789,519	973,987
Total Bangladesh		973,987

Jordan: 0.3%
Hikma Pharmaceuticals PLC	40,199	675,176
Total Jordan		675,176

TOTAL COMMON EQUITIES		253,287,012
(Cost $203,360,463)
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Matthews Emerging Markets Sustainable Future FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 1.4%
	Shares	Value
South Korea: 1.4%
Samsung SDI Co., Ltd., Pfd.[b]	24,346	$3,472,567
Total South Korea		3,472,567

TOTAL PREFERRED EQUITIES		3,472,567
(Cost $3,938,184)

Total Investments: 98.9%		256,759,579
(Cost $207,298,647)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		2,968,981
Net Assets: 100.0%		$259,728,560

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $24,851,099, which is 9.57% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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